N-4	Feb. 27, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Feb. 27, 2024
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	At meetings held on January 16, 2024, the Board of Trustees (the "Board") of Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (the "Board"), approved the merger of the Ivy Variable Insurance Portfolios - Delaware VIP Global Equity: Class II (the "Target Fund") into the Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 26, 2024 (the "Effective Date"). Effective April 25, 2024, the Target Fund will no longer be available to receive transfers or new purchase payments.As of the Effective Date, the following changes apply to the policy:•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2022)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2024. Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Investment Sub-Advisor: Macquarie Investment Management Global Limited	1.13%*	0.00%	1.13%	-17.55%	6.70%	7.59%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Company Objective [Text Block]	Type
Platform Charge [Text Block]	Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Monument Advisor Contract No. JNL-2300 | IvyVariableInsurancePortfoliosMacquarieVIPGlobalGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Global Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II)
Portfolio Company Adviser [Text Block]	Investment Advisor: Delaware ManagementCompany, a series of Macquarie InvestmentManagement Business Trust (a Delawarestatutory trust)
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: MacquarieInvestment Management Global Limited
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(17.55%)
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	7.59%